Share-Based Compensation Plans - Weighted-Average Assumptions Used for Calculating Fair Value of Stock Options Granted (Detail)	12 Months Ended
Sep. 30, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Risk-free interest rate	1.90%
Expected term (years)	5 years 9 months 18 days
Expected volatility	52.70%
Expected dividends